EARNINGS / LOSS PER SHARE (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
SCHEDULE OF EARNINGS PER SHARE

The following table reflects the calculation of basic and diluted net income (loss) per share:

	For the Three Months Ended March 31, 2026		For the Three Months Ended March 31, 2025
	Class A	Class B	Class B(1)
Numerator:
Net income (loss)	$779,017	$259,672	$(54,616)
Denominator:
Weighted average ordinary shares	17,250,000	5,750,000	5,000,000
Basic and diluted net income (loss) per ordinary share	$0.05	$0.05	$(0.01)

(1)	Excludes up to 750,000 Class B ordinary shares that were subject to forfeiture if the over-allotment option was not exercised in full or in part by the Underwriters (see Note 6). On April 30, 2025, the Underwriters’ over-allotment option was exercised in full simultaneously with the Initial Public Offering, and the 750,000 Class B ordinary shares were no longer subject to forfeiture.

The following tables reflect the calculation of basic and diluted net income (loss) per share:

	For the Year Ended December 31, 2025		For the Period from December 9, 2024 (inception) through December 31, 2024
	Class A	Class B(1)	Class A	Class B(1)
Basic net income (loss) per share:
Numerator:
Net income (loss)	$2,880,480	$1,364,045	$—	$(5,112)
Denominator:
Weighted Average Ordinary Shares	11,626,027	5,505,479	—	5,000,000
Basic net income (loss) per ordinary share	$0.25	$0.25	$0.00	$(0.00)

	For the Year Ended December 31, 2025		For the Period from December 9, 2024 (inception) through December 31, 2024
	Class A	Class B(1)	Class A	Class B(1)
Diluted net income (loss) per share:
Numerator:
Net income (loss)	$2,870,496	$1,374,029	$—	$(5,112)
Denominator:
Weighted Average Ordinary Shares	11,626,027	5,565,068	—	5,000,000
Diluted net income (loss) per ordinary share	$0.25	$0.25	$0.00	$(0.00)

(1)	Excludes up to 750,000 Class B ordinary shares that were subject to forfeiture if the over-allotment option was not exercised in full or in part by the Underwriters (Note 6). On April 30, 2025, the Underwriters’ over-allotment option was exercised in full simultaneously with the Initial Public Offering, and the 750,000 Class B ordinary shares were no longer subject to forfeiture.

Old Glory Holding Co [Member]
SCHEDULE OF EARNINGS PER SHARE

The factors used in the basic and diluted earnings / loss per share computation follow:

	Three Months Ended
	March 31, 2026	March 31, 2025

Net loss	$(4,545)	$(4,114)

Weighted average common shares outstanding	44,264,315	42,068,550

Earnings (loss) per common share	$(0.10)	$(0.10)

The factors used in the basic and diluted earnings / loss per share computation follow:

	2025	2024
		Restated
Basic and diluted:
Net loss	$(14,842)	$(14,486)

Weighted average common shares outstanding	42,705,299	40,365,075

Earnings (loss) per common share	$(0.35)	$(0.36)